Loans_Details Of Loan Types And Customer Types Of Loans To Customers Other Than Banks(Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	₩ 284,808,338,000,000	₩ 259,943,211,000,000
Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Proportions (%)	100.00%	100.00%
Loans Excluding In Other Than Banks	₩ 286,918,492,000,000	₩ 262,220,901,000,000
Less: Allowances
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	(2,110,154,000,000)	(2,277,690,000,000)
Loans in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	252,645,404,000,000	231,923,461,000,000
Loans in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	3,200,073,000,000	2,758,261,000,000
Domestic import usance bills | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	2,128,868,000,000	2,962,676,000,000
Off-shore funding loans | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	730,817,000,000	559,915,000,000
Call loans | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	335,200,000,000	263,831,000,000
Bills bought in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	4,168,000,000	5,568,000,000
Bills bought in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	3,875,550,000,000	2,834,171,000,000
Guarantee payments under payment guarantee | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	6,478,000,000	11,499,000,000
Credit card receivables in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	15,200,843,000,000	13,525,992,000,000
Credit card receivables in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	4,004,000,000	4,251,000,000
Reverse repurchase agreements | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	1,197,700,000,000	1,244,200,000,000
Privately placed bonds | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	1,994,932,000,000	1,468,179,000,000
Factored receivables | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	52,820,000,000	828,480,000,000
Lease receivables | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	1,834,428,000,000	1,537,267,000,000
Loans for installment credit | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	3,707,207,000,000	2,293,150,000,000
Retail
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	₩ 145,841,681,000,000	₩ 134,547,044,000,000
Retail | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Proportions (%)	50.98%	51.49%
Loans Excluding In Other Than Banks	₩ 146,270,980,000,000	₩ 135,028,333,000,000
Retail | Less: Allowances
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	(429,299,000,000)	(481,289,000,000)
Retail | Loans in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	140,630,735,000,000	130,381,597,000,000
Retail | Loans in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	121,166,000,000	72,329,000,000
Retail | Domestic import usance bills | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Off-shore funding loans | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Call loans | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Bills bought in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Bills bought in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Guarantee payments under payment guarantee | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	105,000,000	172,000,000
Retail | Credit card receivables in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Credit card receivables in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Reverse repurchase agreements | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Privately placed bonds | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Factored receivables | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	51,401,000,000	810,582,000,000
Retail | Lease receivables | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	1,773,901,000,000	1,470,503,000,000
Retail | Loans for installment credit | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	3,693,672,000,000	2,293,150,000,000
Corporate
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	₩ 124,211,076,000,000	₩ 112,280,219,000,000
Corporate | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Proportions (%)	43.72%	43.35%
Loans Excluding In Other Than Banks	₩ 125,442,665,000,000	₩ 113,662,325,000,000
Corporate | Less: Allowances
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	(1,231,589,000,000)	(1,382,106,000,000)
Corporate | Loans in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	112,014,669,000,000	101,541,864,000,000
Corporate | Loans in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	3,078,907,000,000	2,685,932,000,000
Corporate | Domestic import usance bills | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	2,128,868,000,000	2,962,676,000,000
Corporate | Off-shore funding loans | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	730,817,000,000	559,915,000,000
Corporate | Call loans | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	335,200,000,000	263,831,000,000
Corporate | Bills bought in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	4,168,000,000	5,568,000,000
Corporate | Bills bought in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	3,875,550,000,000	2,834,171,000,000
Corporate | Guarantee payments under payment guarantee | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	6,373,000,000	11,327,000,000
Corporate | Credit card receivables in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Credit card receivables in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Reverse repurchase agreements | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	1,197,700,000,000	1,244,200,000,000
Corporate | Privately placed bonds | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	1,994,932,000,000	1,468,179,000,000
Corporate | Factored receivables | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	1,419,000,000	17,898,000,000
Corporate | Lease receivables | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	60,527,000,000	66,764,000,000
Corporate | Loans for installment credit | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	13,535,000,000	0
Credit card
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	₩ 14,755,581,000,000	₩ 13,115,948,000,000
Credit card | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Proportions (%)	5.30%	5.16%
Loans Excluding In Other Than Banks	₩ 15,204,847,000,000	₩ 13,530,243,000,000
Credit card | Less: Allowances
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	(449,266,000,000)	(414,295,000,000)
Credit card | Loans in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Loans in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Domestic import usance bills | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Off-shore funding loans | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Call loans | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Bills bought in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Bills bought in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Guarantee payments under payment guarantee | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Credit card receivables in Korean won | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	15,200,843,000,000	13,525,992,000,000
Credit card | Credit card receivables in foreign currencies | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	4,004,000,000	4,251,000,000
Credit card | Reverse repurchase agreements | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Privately placed bonds | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Factored receivables | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Lease receivables | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Loans for installment credit | Gross Carrying Amount Member [Member]
Details Of Loans Excluding In Other Than Banks Line Items [Line Items]
Loans Excluding In Other Than Banks	₩ 0	₩ 0